Average Annual Total Returns - Victory INCORE Total Return Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	5.43%	3.80%	3.53%	5.91%	3.49%	2.99%	8.01%	4.56%		3.41%	[1]	8.10%	4.53%	4.02%	6.92%	3.12%	2.60%	4.77%	2.84%	2.47%	7.51%	4.44%	3.84%

[1]	The inception date of Class R6 is March 4, 2015.